Stockholders’ Deficit (Details) - Schedule of Unvested Restricted Shares Issued - $ / shares	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Restricted Shares, Outstanding Beginning Balance		6,859
Weighted Average Price Per Share, Outstanding Beginning Balance		$ 67.2
Restricted Shares, Granted		33,731
Weighted Average Price Per Share, Granted		$ 23
Restricted Shares, Vested/adjustments	(262)	(17,769)
Weighted Average Price Per Share, Vested/adjustments	$ 11.84	$ 28.8
Restricted Shares, Outstanding Ending Balance	22,559	22,821
Weighted Average Price Per Share, Outstanding Ending Balance	$ 28.28	$ 31.8